Financial Statements
(Unaudited)

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)
 September 30, 2009

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Financial Statements
(Unaudited)

September 30, 2009

Contents

Consolidated Portfolio Asset Allocation	2

Unaudited Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Investments	4
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Net Assets	11
Consolidated Statement of Cash Flows	12
Notes to Consolidated Financial Statements	13
Consolidated Schedule of Changes in Investments in Affiliates	26

Supplemental Information

Consolidating Statement of Assets and Liabilities	27
Consolidating Statement of Operations	28

Special Value Continuation Fund, LLC (the “Company”) files a schedule of its investment in Special Value Continuation Partners, LP (the “Partnership”) with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  Investments listed in the Consolidated Statement of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov.  The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent twelve-month period may be obtained without charge on the SEC’s website at http://www.sec.gov or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000.  Collect calls for this purpose are accepted.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

September 30, 2009

Portfolio Holdings by Investment Type (% of Cash and Investments)

Portfolio Holdings by Industry (% of Cash and Investments)

Wired Telecommunications Carriers	12.6%
Other Electrical Equipment and Component Manufacturing	10.7%
Architectural, Engineering, and Related Services	10.2%
Satellite Telecommunications	8.1%
Nonferrous Metal (except Aluminum) Production and Processing	7.8%
Data Processing, Hosting, and Related Services	7.7%
Other Information Services	4.9%
Communications Equipment Manufacturing	3.5%
Full-Service Restaurants	2.8%
Schedule Air Transportation	2.6%
Semiconductor and Other Electronic Component Manufacturing	2.1%
Industrial Machinery Manufacturing	1.4%
Offices of Real Estate Agents and Brokers	1.4%
Wireless Telecommunications Carriers (except Satellite)	1.1%
Depository Credit Intermediation	1.0%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	0.9%
Petroleum and Coal Products Manufacturing	0.3%
Plastics Product Manufacturing	0.3%
Radio and Television Broadcasting	0.3%
Securities and Commodity Contracts Intermediation and Brokerage	0.3%
Computer and Peripheral Equipment Manufacturing	0.2%
Grocery Stores	0.2%
Other Amusement and Recreation Industries	0.2%
Electric Power Generation, Transmission and Distribution	0.1%
Gambling Industries	0.1%
Nondepository Credit Intermediation	0.1%
Support Activities for Air Transportation	0.1%
Cash and Cash Equivalents	19.0%
Total	100.0%

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities

September 30, 2009

Assets
Investments, at fair value:
Unaffiliated issuers (cost $323,247,558)	$211,449,057
Controlled companies (cost $37,098,338)	11,645,289
Other affiliates (cost $124,358,508)	147,410,192
Total investments (cost $484,704,404)	370,504,538

Cash and cash equivalents
Accrued interest income:	86,989,635
Unaffiliated issuers	3,034,748
Controlled companies	4,040
Other affiliates	43,820
Deferred debt issuance costs	2,129,067
Receivable for investment securities sold	1,020,230
Prepaid expenses and other assets	298,622
Total assets	464,024,700

Liabilities
Credit facility payable	89,000,000
Payable for investment securities purchased	10,913,431
Distribution payable	5,000,000
Management and advisory fees payable	565,599
Unrealized depreciation on swaps	520,547
Payable to affiliate	105,256
Interest payable	44,031
Accrued expenses and other liabilities	510,984
Total liabilities	106,659,848

Preferred stock
Series Z; $500/share liquidation preference; 400 shares authorized, 47 shares issued and outstanding	23,500
Accumulated dividends on Series Z preferred stock	1,422
Total Series Z preferred stock	24,922

Preferred equity facility
Series A preferred limited partner interests in Special Value Continuation Partners, LP; $20,000/interest liquidation preference; 6,700 interests authorized, issued and outstanding	134,000,000
Accumulated dividends on Series A preferred equity facility	387,007
Total preferred limited partner interests	134,387,007

Minority interest
General partner interest in Special Value Continuation Partners, LP	-

Net assets applicable to common shareholders	$222,952,923

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 418,955.777 shares issued and outstanding	$419
Paid-in capital in excess of par, net of contributed unrealized gains	364,767,103
Accumulated net investment income	1,369,143
Accumulated net realized losses	(28,498,362)
Accumulated net unrealized depreciation	(114,683,958)
Accumulated dividends to Series Z preferred shareholders	(1,422)
Net assets applicable to common shareholders	$222,952,923

Common stock, NAV per share	$532.16

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
Investment	Principal Amount	Fair Value	Cash and Investments

Debt Investments (52.55%)
Bank Debt (26.71%) (1)
Architectural, Engineering, and Related Services (1.56%)
Alion Science & Technology Corporation, 1st Lien Term Loan, LIBOR + 6%, due 2/6/13
(Acquired 4/14/08, Amortized Cost $6,582,869)	$7,841,156	$7,128,920	1.56%

Communications Equipment Manufacturing (3.49%)
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $18,618,822)	$19,807,257	15,984,457	3.49%

Computer and Peripheral Equipment Manufacturing (0.24%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 5/24/07, Amortized Cost $1,078,420)	$1,198,245	1,082,913	0.24%

Data Processing, Hosting, and Related Services (4.77%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 5.75%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $6,830,700)	$6,970,102	6,929,446	1.51%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 10.25%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $14,379,237)	$14,598,211	14,433,981	3.16%
The Reynolds and Reynolds Company, 2nd Lien Term Loan, LIBOR + 5.5%, due 10/26/13
(Acquired 8/6/09, Amortized Cost $452,274)	$599,038	471,742	0.10%
Total Data Processing, Hosting, and Related Services		21,835,169

Electric Power Generation, Transmission and Distribution (0.05%)
La Paloma Generating Company Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $1,885,234) (3)	$23,218,322	211,508	0.05%

Offices of Real Estate Agents and Brokers (0.44%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07, and 7/13/07, Amortized Cost ($1,534,593))	$15,897,590	(2,901,310)	(0.63)%
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17
(Acquired 9/30/09, Amortized Cost $4,698,795)	$4,698,795	4,904,367	1.07%
Total Offices of Real Estate Agents and Brokers		2,003,057

Other Electrical Equipment and Component Manufacturing (1.64%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $7,847,688) (2), (4)	$7,847,688	7,514,161	1.64%

Petroleum and Coal Products Manufacturing (0.31%)
Building Materials Corporation of America, 2nd Lien Term Loan, LIBOR + 5.75%, due 9/15/14
(Acquired 5/20/09, 5/28/09, and 6/2/09, Amortized Cost $1,223,609)	$1,599,318	1,399,403	0.31%

Radio and Television Broadcasting (0.16%)
High Plains Broadcasting Operating Company, Term Loan, Prime + 4%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $179,468)	$197,217	154,076	0.03%
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $679,615)	$746,829	583,461	0.13%
Total Radio and Television Broadcasting		737,537

Satellite Telecommunications (7.24%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan, LIBOR + 6% Cash
+ 2.5% PIK, due 6/30/10
(Acquired 9/29/06, Amortized Cost $14,016,779) (4)	$13,950,358	13,819,225	3.02%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan, 8.5% Cash
+ 7.25% PIK, due 8/15/11
(Acquired 9/29/06, Amortized Cost $18,122,572) (4)	$18,534,863	19,304,060	4.22%
Total Satellite Telecommunications		33,123,285

Special Value Continuation Fund, LLC
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
Investment	Principal Amount	Fair Value	Cash and Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (0.69%)
Celerity, Inc., Senior Secured Notes, LIBOR + 12%, due 11/30/09
(Acquired 4/15/08, 1/21/09, 2/2/09, 2/27/09, 4/28/09, and 7/28/09, Amortized Cost $22,508,109) (3)	$28,025,787	$3,156,419	0.69%
Celerity, Inc., Senior 2nd Lien Secured Convertible Notes, 12% PIK, due 12/31/09
(Acquired 4/15/08, Amortized Cost $7,316,697) (3)	$7,316,697	-	0.00%
Total Semiconductor and Other Electronic Component Manufacturing		3,156,419

Wired Telecommunications Carriers (5.07%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan, Prime + 5.25%
Cash + 2% PIK, due 12/31/12
(Acquired 4/24/08, Amortized Cost $679,496)	$868,924	569,145	0.12%
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.5%, due 8/31/13
(Acquired 5/20/09 and 6/20/09, Amortized Cost $137,113)	$156,855	156,332	0.03%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 8.5% PIK, due 2/28/14
(Acquired 9/5/07, 6/17/09, and 6/30/09, Amortized Cost $3,649,072)	$4,210,144	2,695,895	0.59%
Integra Telecom, Inc., Term Loan, LIBOR + 11.5% PIK, due 8/31/14
(Acquired 9/5/07, Amortized Cost $5,184,730)	$5,184,730	593,652	0.13%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/1/07, Amortized Cost $10,912,481) (2), (4)	$11,221,060	9,532,290	2.08%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR +7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $8,281,636) (2), (4)	$8,281,636	7,935,878	1.73%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07 and 11/29/07, Amortized Cost $2,111,865) - (Netherlands) (9)	€1,538,600	1,779,483	0.39%
Total Wired Telecommunications Carriers		23,262,675

Wireless Telecommunications Carriers (except Satellite) (1.05%)
Clearwire Corporation, 1st Lien Delayed Draw Term Loan,
LIBOR + 6% Cash + 0.5% PIK, due 5/28/11
(Acquired 9/2/09 and 9/9/09, Amortized Cost $2,235,833)	$2,386,544	2,330,611	0.51%
Clearwire Corporation, 1st Lien Term Loan, LIBOR + 6% Cash + 0.5% PIK, due 5/28/11
(Acquired 9/2/09 and 9/9/09, Amortized Cost $2,389,677)	$2,549,527	2,489,774	0.54%
Total Wireless Telecommunications Carriers (except Satellite)		4,820,385

Total Bank Debt (Cost $160,468,198)		122,259,889

Other Corporate Debt Securities (25.84%)

Architectural, Engineering, and Related Services (3.25%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$10,981,000	8,269,352	1.81%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (4)	$6,726,869	6,578,878	1.44%
Total Architectural, Engineering, and Related Services		14,848,230

Data Processing, Hosting, and Related Services (2.41%)
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13 (2), (10)	$10,387,290	9,369,335	2.05%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17
(Acquired 6/17/09, Amortized Cost $1,446,988) (5)	$1,521,000	1,638,878	0.36%
Total Data Processing, Hosting, and Related Services		11,008,213

Depository Credit Intermediation (0.35%)
Bank of America Corporation, Junior Subordinated Notes, 7.8%, due 2/15/10	$1,550,000	1,585,077	0.35%

Full-Service Restaurants (2.82%)
Landry's Restaurant, Inc., Senior Secured Notes, 14%, due 8/15/11
(Acquired 6/9/09, Amortized Cost $3,948,480) (5)	$4,113,000	4,122,131	0.90%
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13
(Acquired 7/15/09, 8/13/09, and 9/15/09, Amortized Cost $8,040,395) (5)	$9,089,000	8,770,885	1.92%
Total Full-Service Restaurants		12,893,016

Special Value Continuation Fund, LLC
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
Investment	Principal Amount	Fair Value	Cash and Investments

Debt Investments (continued)
Gambling Industries (0.06%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18
(Acquired 6/25/09, Amortized Cost $189,175) (5)	$329,000	$256,620	0.06%

Grocery Stores (0.23%)
Safeway, Inc., Senior Unsecured Notes, 4.95%, due 8/16/10	$1,000,000	1,031,030	0.23%

Industrial Machinery Manufacturing (1.40%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13
(Acquired 8/20/08, Amortized Cost $6,828,323) (5)	$7,778,000	6,385,738	1.40%

Nondepository Credit Intermediation (0.11%)
General Electric Capital Corporation, FDIC Guaranteed Notes, 1.8%, due 3/11/11	$500,000	505,370	0.11%

Offices of Real Estate Agents and Brokers (0.92%)
Realogy Corporation, Senior Notes, 10.5%, due 4/15/14	$1,965,000	1,445,218	0.32%
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$4,915,000	2,729,545	0.60%
Total Offices of Real Estate Agents and Brokers		4,174,763

Other Amusement and Recreation Industries (0.25%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/1/07, Amortized Cost $45,025,305) (3), (5)	$44,090,666	1,146,357	0.25%

Other Information Services (4.41%)
IRI Holdco (RW), LLC, Note Receivable, 8%, due 12/12/11
(Acquired 10/31/08, Cost $19,126,918) (5)	$20,297,325	20,155,244	4.41%

Plastics Product Manufacturing (0.35%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09 (3)	$13,477,000	1,617,240	0.35%

Radio and Television Broadcasting (0.15%)
LBI Media, Inc., Senior Unsecured Subordinated Notes, 8.5%, due 8/1/17	$1,109,000	687,114	0.15%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.94%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$5,369,000	4,315,602	0.94%

Schedule Air Transportation (2.47%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16
(Acquired 8/26/09, Amortized Cost $3,706,819) (5)	$3,706,818	4,648,351	1.02%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16
(Acquired 8/27/09, Amortized Cost $587,053) (5)	$587,053	737,339	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16
(Acquired 8/27/09, Amortized Cost $587,189) (5)	$587,189	738,978	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13
(Acquired 8/26/09, Amortized Cost $3,550,046) (5)	$3,550,046	4,309,755	0.94%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16
(Acquired 8/26/09, Amortized Cost $689,448) (5)	$689,448	868,015	0.19%
Total Schedule Air Transportation		11,302,438

Securities and Commodity Contracts Intermediation and Brokerage (0.33%)
Goldman Sachs Group, Inc., FDIC Guaranteed Notes, 1.7%, due 3/15/11	$500,000	504,545	0.11%
JP Morgan Chase & Co., FDIC Guaranteed Notes, 1.65%, due 2/23/11	$1,000,000	1,011,920	0.22%
Total Securities and Commodity Contracts Intermediation and Brokerage		1,516,465

Semiconductor and Other Electronic Component Manufacturing (1.35%)
Advanced Micro Devices, Senior Convertible Notes, 6%, due 5/1/15	$4,982,000	3,757,258	0.82%
Advanced Micro Devices, Senior Unsecured Notes, 7.75%, due 11/1/12	$2,710,000	2,446,832	0.53%
Total Semiconductor and Other Electronic Component Manufacturing		6,204,090

Special Value Continuation Fund, LLC
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Wired Telecommunications Carriers (4.04%)
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $22,284,219) - (Netherlands) (5), (9)	€16,092,801	$18,494,490	4.04%

Total Other Corporate Debt Securities (Cost $169,164,908)		118,127,097

Total Debt Investments (Cost $329,633,106)		240,386,986

Equity Securities (28.43%)

Architectural, Engineering, and Related Services(5.43%)
ESP Holdings, Inc., Common Stock
(Acquired 9/12/07, Cost $9,311,782) (2), (3), (5), (6), (8)	88,670	19,652,327	4.30%
ESP Holdings, Inc., 15% PIK, Preferred Stock
(Acquired 9/12/07, Cost $4,502,521) (2), (3), (4), (5), (6)	40,618	5,160,563	1.13%
Total Architectural, Engineering, and Related Services		24,812,890

Data Processing, Hosting, and Related Services (0.50%)
Anacomp, Inc., Common Stock
(Acquired during 2002, 2003, 2005, and 2006, Cost $26,711,048) (2), (3), (5), (10)	1,253,969	2,275,954	0.50%

Depository Credit Intermediation (0.69%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $11,138,132) (3), (5)	855,916	3,167,522	0.69%

Industrial Machinery Manufacturing (0.02%)
GSI Group Inc. Common Stock
(Acquired 8/20/08, Amortized Cost $1,136,228) (3), (5)	216,987	89,507	0.02%

Nonferrous Metal (except Aluminum) Production and Processing (7.82%)
International Wire Group, Inc., Common Stock
(Acquired 10/20/04, Cost $29,012,690) (2), (4), (5), (6)	1,979,441	35,768,499	7.82%

Other Electrical Equipment and Component Manufacturing (9.00%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $24,285,461) (2), (3), (4), (5), (6), (7)	1,312,720	41,219,408	9.00%

Other Information Services (0.47%)
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock
(Acquired 10/31/08, Cost $1,170,406) (3), (5)	4,063,914	2,153,874	0.47%

Plastics Product Manufacturing (0.00%)
Pliant Corporation, Common Stock
(Acquired 7/18/06, Cost $177) (3), (5), (12)	422	-	0.00%
Pliant Corporation, 13% PIK, Preferred Stock (3)	5,570,318	-	0.00%
Total Plastics Product Manufacturing		-

Satellite Telecommunications (0.84%)
WildBlue Communications, Inc., Warrants to Purchase Common Stock
(Acquired 10/23/06, Cost $673,094) (3), (4), (5)	51,896	3,830,963	0.84%

Scheduled Air Transportation (0.13%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)
(Acquired 8/27/09, Amortized Cost $149,102) (5)	21	188,689	0.04%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)
(Acquired 8/27/09, Amortized Cost $148,966) (5)	21	188,954	0.04%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)
(Acquired 8/26/09, Amortized Cost $174,908) (5)	21	212,060	0.05%
Total Scheduled Air Transportation		589,703

Special Value Continuation Fund, LLC
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount or		Cash and
Investment	Shares	Fair Value	Investments

Equity Securities (continued)
Semiconductor and Other Electronic Component Manufacturing (0.00%)
Celerity, Inc., Common Stock
(Acquired 12/23/04, 9/8/05, and 2/1/06, Cost $12,135,924) (3), (5)	2,427,185	$-	0.00%
Kinetics Holdings, LLC, Common Units
(Acquired 1/7/05, Cost $2,587,349) (3), (5)	3,384,000	1	0.00%
Total Semiconductor and Other Electronic Component Manufacturing		1

Support Activities for Air Transportation (0.07%)
Alabama Aircraft Industries, Inc., Common Stock
(Acquired 3/12/02, 3/13/02, and 12/11/02, Cost $3,550,121) (3), (5)	164,636	388,541	0.07%

Wired Telecommunication Carriers (3.46%)
ITC^DeltaCom, Inc., Common Stock
(Acquired 7/31/07, Cost $23,477,380) (2), (3), (5), (6), (11)	10,890,068	14,048,188	3.07%
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/31/07, Cost $3,367,227) - (Cayman Islands) (3), (5), (9)	2,455,500	1,772,502	0.39%
Total Wired Telecommunication Carriers		15,820,690

Total Equity Securities (Cost $155,071,298)		130,117,552

Total Investments (Cost $484,704,404) (13)		370,504,538

Cash and Cash Equivalents (19.02%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.03%,
Collateralized by Federal Home Loan Bank Note	$1,867,333	1,867,333	0.41%
General Electric Capital Corporation, Commercial Paper, 0.03%, 10/1/09	$20,000,000	20,000,000	4.37%
Union Bank of California, Commercial Paper, 0.02%, 10/1/09	$2,000,000	2,000,000	0.44%
Union Bank of California, Commercial Paper, 0.03%, 10/1/09	$20,000,000	20,000,000	4.37%
Chevron Funding Corporation, Commercial Paper, 0.09%, 10/5/09	$15,000,000	14,999,850	3.28%
American Express Corporation, Commercial Paper, 0.05%, 10/7/09	$22,000,000	21,999,817	4.81%
General Electric Capital Corporation, Commercial Paper, 0.03%, 10/7/09	$1,000,000	999,995	0.22%
Toyota Motor Credit Corporation, Commercial Paper, 0.09%, 10/15/09	$5,000,000	4,999,825	1.09%
Cash Denominated in Foreign Currency (Cost $49,292)	€60,003	87,845	0.02%
Cash Held on Account at Various Institutions	$34,970	34,970	0.01%
Total Cash and Cash Equivalents		86,989,635

Total Cash and Investments		$457,494,173	100.00%

Special Value Continuation Fund , LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2009

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Non-income producing security.

(4)	Priced using one or more independent third party pricing services.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Partnership's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)	Priced by Investment Manager.

(9)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to US dollars.

(10)	Issuer is a controlled company.

(11)	Priced using the closing price per Pink Sheets.

(12)
The Partnership may demand registration of the shares as part of a majority (by interest) of the holders of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

(13)	Includes investments with an aggregate market value of $21,145,018 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $101,115,575 and $105,438,308 respectively.
Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of September 30, 2009 was $324,650,222, or 70.96% of total cash and investments of the Company.

Swaps at September 30, 2009 were as follows:

		Fair
Instrument	Notional Amount	Value

Swaps
Euro/US Dollar Cross Currency Basis Swap, Pay Euros/Receive USD, Expires 5/16/14	$6,040,944	$(520,547)

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Nine Months Ended September 30, 2009

Investment income
Interest income:
Unaffiliated issuers	$14,779,888
Controlled companies	972,939
Other affiliates	2,464,138
Other income:
Unaffiliated issuers	261,527
Other affiliates	27,334
Total investment income	18,505,826

Operating expenses
Management and advisory fees	5,090,391
Legal fees, professional fees and due diligence expenses	469,331
Amortization of deferred debt issuance costs	329,312
Interest expense	235,702
Commitment fees	169,451
Director fees	123,750
Insurance expense	94,209
Custody fees	73,925
Other operating expenses	360,284
Total expenses	6,946,355

Net investment income	11,559,471

Net realized and unrealized gain (loss)
Net realized loss from:
Investments in unaffiliated issuers	(4,917,575)
Investments in affiliated issuers	(4,127,560)
Net realized loss	(9,045,135)

Net change in net unrealized depreciation	35,065,169

Net realized and unrealized gain	26,020,034

Dividends paid on Series A preferred equity facility	(2,157,214)
Net change in accumulated dividends on Series A preferred equity facility	786,461
Net change in reserve for dividends to Series Z preferred shareholders	(1,406)

Net increase in net assets applicable to common shareholders
resulting from operations	$36,207,346

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	Nine Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

Net assets applicable to common shareholders, beginning of period	$195,745,577	$392,541,013

Net investment income	11,559,471	22,519,973
Net realized loss	(9,045,135)	(22,817,266)
Net change in unrealized depreciation	35,065,169	(186,457,070)
Net change in undistributed earnings of minority interestholder	-	3,149,915
Dividends on Series A preferred equity facility	(2,157,214)	(5,953,838)
Net change in accumulated dividends on Series A preferred
equity facility	786,461	764,735
Dividends to Series Z preferred shareholders from net
investment income	-	(4,542)
Net change in reserve for dividends to Series Z preferred
shareholders	(1,406)	2,657
Net increase in net assets applicable to common shareholders
resulting from operations	36,207,346	(188,795,436)

Distributions to common shareholders from:
Net investment income	(9,000,000)	(8,000,000)

Net assets applicable to common shareholders, end of period
(including accumulated net investment income of $1,369,143
and $180,425, respectively)	$222,952,923	$195,745,577

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows (Unaudited)

Nine Months Ended September 30, 2009

Operating activities
Net increase in net assets applicable to common shareholders resulting
from operations	$36,207,346
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash provided by operating activities:
Net realized loss	9,045,135
Net change in unrealized depreciation	(35,050,595)
Dividends paid on Series A preferred equity facility	2,157,214
Net change in accumulated dividends on Series A preferred equity facility	(786,461)
Net change in reserve for dividends to Series Z preferred shareholders	1,406
Accretion of original issue discount	(40,937)
Accretion of market discount	(348,397)
Income from paid in-kind capitalization	(6,641,323)
Amortization of deferred debt issuance costs	329,312
Changes in assets and liabilities:
Purchases of investments	(94,474,252)
Proceeds from sales, maturities and paydowns of investments	105,488,873
Decrease in accrued interest income-unaffiliated issuers	391,466
Decrease in accrued interest income-controlled companies	8,270
Decrease in accrued interest income-other affiliates	461,614
Decrease in dividends receivable	2,137,796
Increase in receivable for investments sold	(1,020,230)
Increase in prepaid expenses and other assets	(224,529)
Increase in payable for investments purchased	10,213,541
Increase in payable to affiliate	413
Decrease in interest payable	(631,174)
Decrease in management and advisory fees payable	(125,000)
Decrease in accrued expenses and other liabilities	(15,980)
Net cash provided by operating activities	27,083,508

Financing activities
Proceeds from draws on credit facility	110,000,000
Principal repayments on credit facility	(55,000,000)
Dividends paid on Series A preferred equity facility	(2,157,214)
Distributions paid to common shareholders	(4,000,000)
Net cash provided by financing activities	48,842,786

Net increase in cash and cash equivalents	75,926,294
Cash and cash equivalents at beginning of period	11,063,341
Cash and cash equivalents at end of period	$86,989,635

Supplemental cash flow information:
Interest payments	$866,876

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2009

1.  Organization and Nature of Operations

Special Value Continuation Fund, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Company was established for the purpose of enabling qualified investors to participate indirectly in the investment objectives of Special Value Continuation Partners, LP, a Delaware Limited Partnership (the “Partnership”), of which the Company owns 100% of the common limited partner interests.  The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act.  The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities.  The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes.  As a RIC, the Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements.  The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.  Investment operations commenced and initial funding was received on July 31, 2006.

These consolidated financial statements include the accounts of the Company and the Partnership.  All significant intercompany transactions and balances have been eliminated in the consolidation.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”).  The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership.  Babson Capital Management LLC serves as Co-Manager of both the Company and the Partnership.  Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.  The Company, the Partnership, TCP, SVOF/MM and their members and affiliates may be considered related parties.

Company management consists of the Investment Manager and the Board of Directors.  Partnership management consists of the General Partner and the Board of Directors.  The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective Board of Directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership.  The Board of Directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager.  Each Board of Directors consists of three persons, two of whom are independent.  If the Company or the Partnership has preferred equity interests outstanding, as each currently does, the holders of the preferred interests voting separately as a class will be entitled to elect two of the Directors.  The remaining directors will be subject to election by holders of the common shares and preferred interests voting together as a single class.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

1.  Organization and Nature of Operations (continued)

Company Structure

Total capitalization of the consolidated Company is approximately $678.8 million, consisting of approximately $419.0 million of initial contributed common equity, an approximately $9.8 million initial general partner interest (the “GP Interest”) in the Partnership held by SVOF/MM, $134 million of preferred limited partner interests in the Partnership (the “Series A Preferred”), $116 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”) and $23,500 in Series Z preferred shares of the Company.  The GP Interest in the Partnership is shown as a minority interest in these consolidated financial statements. The contributed common equity, GP Interest, preferred limited interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company.  Most of these investments are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on June 30, 2016, subject to up to two one-year extensions if requested by the Investment Manager and approved by the outstanding common shares.  The Partnership will liquidate and distribute its assets and will be dissolved on June 30, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by SVCF as the holder of the common limited partner interests in the Partnership.  However, the Operating Agreement and Partnership Agreement will prohibit liquidation of the Company and the Partnership, respectively, prior to June 30, 2016 if the Series A Preferred are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At September 30, 2009, the Partnership had 6,700 Series A preferred limited partner interests (the “Series A Preferred”) issued and outstanding with a liquidation preference of $20,000 per interest.  The Series A Preferred are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Series A Preferred or repay indebtedness, at the Partnership’s option.  Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Series A Preferred or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act.  As of September 30, 2009, the Partnership was in full compliance with such requirements.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

1.  Organization and Nature of Operations (continued)

The Series A Preferred accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.75% or (ii) the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

2.  Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).  In the opinion of the Investment Manager and the General Partner, the consolidated financial results of the Company included herein contain all adjustments necessary to present fairly the consolidated financial position of the Company as of September 30, 2009, the consolidated results of its operations and its consolidated cash flows for the nine months then ended, and the consolidated changes in net assets for the nine months then ended and for the year ended December 31, 2008.  Subsequent events have been evaluated through November 25, 2009, the date of issuance of the financial statements.  The following is a summary of the significant accounting policies of the Company and the Partnership.

Investment Valuation

All of the Company’s investments are generally held by the Partnership. Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred.  Fair value is generally defined as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation.  Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers.  Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by one or more independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

2.  Summary of Significant Accounting Policies (continued)

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval.  Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible.  The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future.  The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At September 30, 2009, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$-
2	Other observable market inputs*	28,200,191	43,077,377	17,604,251
3	Independent third-party pricing sources that employ significant unobservable inputs	93,848,191	72,286,123	92,860,973
3	Internal valuations with significant unobservable inputs	211,507	2,763,597	19,652,327
Total		$122,259,889	$118,127,097	$130,117,551

* E.g. quoted prices in inactive markets or quotes for comparable instruments

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

2.  Summary of Significant Accounting Policies (continued)

Changes in investments categorized as Level 3 during the nine months ended September 30, 2009 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$143,038,914	$35,051,220	$89,988,528
Net realized and unrealized gains (losses)	2,062,181	2,113,788	(4,270,074)
Net acquisitions and dispositions	(48,708,514)	17,174,874	6,045,262
Net transfers into (out of) category	(2,544,390)	17,946,241	1,097,257
Ending balance	$93,848,191	$72,286,123	$92,860,973

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$7,084,098	$2,113,788	$(4,270,074)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$5,513,014	$23,457,575	$19,266,390
Net realized and unrealized gains (losses)	82,622	(3,838,295)	1,483,194
Net acquisitions and dispositions	-	-	-
Net transfers into (out of) category	(5,384,129)	(16,855,683)	(1,097,257)
Ending balance	$211,507	$2,763,597	$19,652,327

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(17,654)	$(3,838,295)	$1,483,194

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

2.  Summary of Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank.  Cash equivalents consist of highly liquid investments with an original maturity of three months or less. For purposes of reporting cash flows, cash consists of the cash held with brokerage firms and the custodian bank, and cash equivalents maturing within 90 days.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult.  Information regarding restricted investments is included at the end of the Statement of Investments.  Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies.  At September 30, 2009, the Partnership held foreign currency denominated investments with an aggregate fair value of approximately 4.8% of the Partnership’s total cash and investments.  Such positions were converted at the closing rate in effect at September 30, 2009 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.  The portion of gains and losses on foreign investments resulting from fluctuations in foreign currencies is included in net realized and unrealized gain or loss from investments.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

2.  Summary of Significant Accounting Policies (continued)

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government.  These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices and potential future adverse political and economic developments. Moreover, investments in some foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange and interest rate risks, the Partnership has entered into several swap transactions.  All derivatives are recognized as either assets or liabilities in the statement of assets and liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in interest rates and the value of foreign currency relative to the U.S. dollar.

Gains and losses from derivative transactions during the nine months ended September 30, 2009 were included in net realized and unrealized gain on investments in the Statement of Operations as follows:

Derivative	Realized	Unrealized
Cross currency basis swaps	$(601,612)	$21,182

Valuations of swap transactions at September 30, 2009 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$(520,547)

Debt Issuance Costs

Costs of approximately $3.5 million were incurred in connection with placing the Partnership’s Senior Facility.  These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not expected to be material to the operations of the Company or the Partnership.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

2.  Summary of Significant Accounting Policies (continued)

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Partnership to consider the collectibility of interest when making accruals.

Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. Accordingly, no provision for income taxes is required in the consolidated financial statements.  The Partnership’s income or loss is reported in the partners’ income tax returns.  As of September 30, 2009, all tax years of the Company and the Partnership since inception remain subject to examination by federal and state tax authorities.  No such examinations are currently pending.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.  Capital accounts within the financial statements are adjusted at year-end for permanent book and tax differences.  Temporary differences are primarily attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses, and will reverse in subsequent periods.

Cost and unrealized appreciation (depreciation) for U.S. federal income tax purposes of the investments of the Partnership at September 30, 2009 were as follows:

Unrealized appreciation	$50,530,711
Unrealized depreciation	(165,251,124)
Net unrealized depreciation	$(114,720,413)

Cost of investments	$484,704,404

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

2.  Summary of Significant Accounting Policies (continued)

Distributions and the net change in accumulated distributions to holders of the Series A Preferred are treated as ordinary income for federal tax purposes.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

3.  Allocations and Distributions

Common distributions are generally based on the estimated taxable earnings of the Company, and are recorded on the ex-dividend date.  Distributions to the common shareholders of the Company are generally based on distributions received from the Partnership, less any Company-level expenses and dividends to Series Z preferred shareholders.

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions.  80% of all remaining net income and gain distributions are allocated to the Company, with the remaining 20% allocated to the General Partner.  Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions.

The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions.  The timing and amount to be paid by the Company as a distribution to its shareholders is determined by its Board of Directors, which has provided the Investment Manager with criteria for such distributions. Any net long-term capital gains are distributed at least annually.  As of September 30, 2009, the Company had declared $117,800,000 in distributions to the common shareholders since inception.

The Company’s Series Z share dividend rate is fixed at 8% per annum.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

4.  Management Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, equal to 1.0% of the sum of the maximum amount of the Series A Preferred, the maximum amount available under the Senior Facility, the initial value of the contributed general partnership equity and the initial value of the contributed common equity, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding, and by the amount of the Series A Preferred when less than $1 million in liquidation preference of preferred securities remains outstanding.  In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above.  As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager.  The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5.  Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”), pursuant to which amounts may be drawn up to $116 million. The Senior Facility matures July 31, 2014, subject to extension by the lenders at the request of the Partnership for one 12-month period.

Advances under the Senior Facility bear interest at LIBOR plus 0.375% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of LIBOR plus 0.375% or the CP Conduit’s cost of funds plus 0.375%, subject to certain limitations. The weighted average interest rate on outstanding borrowings at September 30, 2009 was 0.65%.  In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.20% per annum on the unused portion of the Senior Facility, or 0.25% per annum when less than $46,400,000 in borrowings are outstanding.

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges.  Banking activities are conducted with a firm headquartered in the New York area.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk (continued)

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian.  These activities may expose the Company and the Partnership to risk in the event such parties are unable to fulfill contractual obligations.  Management does not anticipate any material losses from counterparties with whom it conducts business.

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications.  The maximum exposure of the Company and the Partnership under these arrangements is unknown.  However, the Company and the Partnership expect the risk of loss to be remote.

The Consolidated Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $15.9 million at September 30, 2009.  These instruments are reflected at fair value in the Statement of Investments and may be drawn up to the principal amount shown.

7.  Related Parties

From time to time the Partnership advances payments to third parties on behalf of the Company which are reimbursable through deductions from distributions to the Company.

8.  Series Z Preferred Capital

In addition to the Series A Preferred of the Partnership described in Note 1, the Company had 47 Series Z preferred shares authorized, issued and outstanding as of September 30, 2009.  The Series Z preferred shares have a liquidation preference of $500 per share plus accumulated but unpaid dividends and pay dividends at an annual rate equal to 8% of liquidation preference.  The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

9.  Financial Highlights

				July 31, 2006
	Nine Months Ended			(Inception) to
	September 30, 2009	Year Ended December 31,		December 31,
	(Unaudited)	2008	2007	2006

Per Common Share
Net asset value, beginning of year	$467.22	$936.95	$1,036.13	$1,000.00

Investment operations:
Net investment income	27.59	53.75	166.54	48.14
Net realized and unrealized gain (loss)	62.11	(499.51)	(28.73)	62.27
Distributions to minority interestholder from:
Net investment income	-	-	(29.74)	(7.98)
Net realized gains	-	-	(17.76)	(3.39)
Returns of capital	-	-	(1.30)	-
Net change in undistributed earnings of minority
interest holder	-	7.52	24.89	(9.10)
Dividends on Series A preferred equity facility	(5.15)	(14.21)	(19.96)	(3.38)
Net change in accumulated dividends on Series A
preferred equity facility	1.87	1.82	0.35	(4.98)
Dividends to Series Z preferred shareholders from:
Net investment income	-	(0.01)	-	-
Net change in reserve for dividends to Series Z preferred
shareholders	-	0.01	-	-

Total from investment operations	86.42	(450.63)	94.29	81.58

Distributions to common shareholders from:
Net investment income	(21.48)	(19.10)	(117.36)	(31.90)
Net realized gains	-	-	(71.03)	(13.55)
Returns of capital	-	-	(5.08)	-
Total distributions to common shareholders	(21.48)	(19.10)	(193.47)	(45.45)

Net asset value, end of year	$532.16	$467.22	$936.95	$1,036.13

Return on invested assets (1), (2)	13.4%	(31.7)%	11.7%	8.4%

Gross return to common shareholders (1)	18.5%	(49.3)%	11.4%	10.3%
Less: Allocation to General Partner of Special Value
Continuation Partners, LP (1)	0.0%	0.5%	(2.2)%	(2.1)%
Return to common shareholders (1), (3)	18.5%	(48.8)%	9.2%	8.2%

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2009

9.  Financial Highlights (continued)

				July 31, 2006
	Nine Months Ended			(Inception) to
	September 30, 2009	Year Ended December 31,		December 31,
	(Unaudited)	2008	2007	2006

Ratios and Supplemental Data:
Ending net assets attributable to common
shareholders	$222,952,923	$195,745,577	$392,541,013	$434,092,909
Net investment income / average
common shareholder equity (4), (5), (6)	7.7%	6.9%	12.8%	10.4%

Operating expenses and General Partner allocation /
average common shareholder equity
Operating expenses (4), (6)	4.6%	4.5%	4.6%	5.7%
General Partner allocation (1)	-	(1.0)%	2.3%	2.0%
Total expenses and General Partner allocation	4.6%	3.5%	6.9%	7.7%

Portfolio turnover rate (1), (7)	29.9%	33.3%	64.6%	17.3%
Weighted-average debt outstanding	$27,278,388	$123,873,973	$162,460,274	$168,292,208
Weighted-average interest rate	1.1%	3.7%	5.8%	5.8%
Weighted-average number of shares	418,956	418,956	418,956	418,956
Average debt per share	$65.11	$295.67	$387.77	$401.69

Annualized Inception-to-Date Performance Data as of September 30, 2009:

Return on common shareholder equity (3)	(9.9)%
Return on invested assets (2)	(2.0)%
Internal rate of return to common shareholder equity (8)	(7.9)%

(1) Not annualized for periods of less than one year.

(2) Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)
Returns (net of dividends on the preferred equity facility, allocations to General Partner and fund expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4) Annualized for periods of less than one year.

(5) Net of income and expense allocation to the minority interestholder.

(6) These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.

(7)	Excludes securities acquired from Special Value Bond Fund II, LLC and Special Value Absolute Return Fund, LLC at the inception of the Company and the Partnership.

(8)
Net of dividends on the preferred equity facility of the Partnership, allocation to General Partner, and fund expenses, including financing costs and management fees.  Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays.  The internal rate of return presented assumes liquidation of the fund at net asset value as of the balance sheet date, and is reduced by the organizational costs that were expensed at the inception of the Company.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Nine Months Ended September 30, 2009

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

Anacomp, Inc., Common Stock	$4,971,987	$-	$-	$2,275,954
Anacomp, Inc., Promissory Note, LIBOR + 6.5% PIK, due 8/31/09	1,081,614	-	(1,081,614)	-
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK,
due 3/12/13	7,259,224	1,570,666	-	9,369,335
EaglePicher Corporation, 1st Lien Tranche B Term Loan
LIBOR + 4.5%, due 12/31/12	6,946,821	-	-	7,514,161
EaglePicher Corporation, 2nd Lien Term Loan
LIBOR + 7.5%, due 12/31/13	5,862,500	-	(5,862,500)	-
EaglePicher Holdings, Inc., Common Stock	40,057,651	-	-	41,219,408
ESP Holdings, Inc., 1st Lien Revolver
LIBOR + 4.5%, due 06/30/09	79,263	-	(79,263)	-
ESP Holdings, Inc., 1st Lien Term Loan
LIBOR + 4.5%, due 6/30/09	1,244,052	-	(1,244,052)	-
ESP Holdings, Inc., 2nd Lien Term Loan
LIBOR + 10%, due 9/12/14	15,187,920	-	(15,187,920)	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory
Notes, 18% PIK, due 3/31/15	5,479,440	-	-	6,578,878
ESP Holdings, Inc., Common Stock	18,169,132	-	-	19,652,327
ESP Holdings, Inc., 15% PIK, Preferred Stock	5,283,853	-	-	5,160,563
International Wire Group, Inc., Common Stock	36,461,303	-	-	35,768,499
Interstate Fibernet, Inc., 1st Lien Term Loan,
LIBOR + 4%, due 7/31/13	8,189,645	-	-	9,532,290
Interstate Fibernet, Inc., 2nd Lien Senior Secured Note,
LIBOR + 7.5%, due 7/31/14	6,360,297	-	-	7,935,878
ITC^DeltaCom, Inc., Common Stock	5,445,034	-	-	14,048,188

Note to Schedule of Changes in Investments in Affiliates:

(1)
The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuer's voting securities.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

September 30, 2009

	Special Value	Special Value		Special Value
	Continuation	Continuation		Continuation
	Fund, LLC	Partners, LP		Fund, LLC
	Standalone	Standalone	Eliminations	Consolidated
Assets
Investments:
Unaffiliated issuers	$-	$211,449,057	$-	$211,449,057
Investment in subsidiary	223,105,035	-	(223,105,035)	-
Controlled companies	-	11,645,289	-	11,645,289
Other affiliates	-	147,410,192	-	147,410,192
Total investments	223,105,035	370,504,538	(223,105,035)	370,504,538

Cash and cash equivalents	467	86,989,168	-	86,989,635
Accrued interest income	-	3,082,608	-	3,082,608
Deferred debt issuance costs	-	2,129,067	-	2,129,067
Receivable for investment securities sold	-	1,020,230	-	1,020,230
Receivable from parent	-	21,111	(21,111)	-
Prepaid expenses and other assets	109,091	189,531	-	298,622
Total assets	223,214,593	463,936,253	(223,126,146)	464,024,700

Liabilities
Credit facility payable	-	89,000,000	-	89,000,000
Payable for investment securities purchased	-	10,913,431	-	10,913,431
Management and advisory fees payable	-	565,599	-	565,599
Unrealized depreciation on swaps	-	520,547	-	520,547
Distribution payable	-	5,000,000	-	5,000,000
Payable to affiliate	-	105,256	-	105,256
Interest payable	-	44,031	-	44,031
Payable to subsidiary	21,111	-	(21,111)	-
Accrued expenses and other liabilities	215,637	295,347	-	510,984
Total liabilities	236,748	106,444,211	(21,111)	106,659,848

Preferred stock
Series Z preferred stock	23,500	-	-	23,500
Accumulated dividends on Series Z preferred stock	1,422	-	-	1,422
Total preferred stock	24,922	-	-	24,922

Preferred equity facility
Series A preferred limited partner interests	-	134,000,000	-	134,000,000
Accumulated dividends on Series A preferred equity facility	-	387,007	-	387,007
Total preferred limited partner interests	-	134,387,007	-	134,387,007

Minority interests
General partner interest in Special Value Continuation Partners, LP	-	-	-	-

Net assets	$222,952,923	$223,105,035	$(223,105,035)	$222,952,923

Composition of net assets
Common stock	$419	$-	$-	$419
Paid-in capital in excess of par, net of contributed unrealized gains	364,767,103	-	-	364,767,103
Paid-in capital	-	358,636,781	(358,636,781)	-
Distributable earnings	(141,813,177)	(135,531,746)	135,531,746	(141,813,177)
Minority interest	-	-	-	-
Accumulated dividends to Series Z preferred shareholders	(1,422)	-	-	(1,422)
Net assets	$222,952,923	$223,105,035	$(223,105,035)	$222,952,923

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Nine Months Ended September 30, 2009

	Special Value	Special Value		Special Value
	Continuation	Continuation		Continuation
	Fund, LLC	Partners, LP		Fund, LLC
	Standalone	Standalone	Eliminations	Consolidated
Investment income
Interest income:
Unaffiliated issuers	$-	$14,779,888	$-	$14,779,888
Controlled companies	-	972,939	-	972,939
Other affiliates	-	2,464,138	-	2,464,138
Other income:
Unaffiliated issuers	-	261,527	-	261,527
Other affiliates	-	27,334	-	27,334
Total interest and related investment income	-	18,505,826	-	18,505,826

Operating expenses
Management and advisory fees	-	5,090,391	-	5,090,391
Legal fees, professional fees and due diligence expenses	62,872	406,459	-	469,331
Amortization of deferred debt issuance costs	-	329,312	-	329,312
Interest expense	-	235,702	-	235,702
Commitment fees	-	169,451	-	169,451
Director fees	41,554	82,196	-	123,750
Insurance expense	31,328	62,881	-	94,209
Custody fees	2,042	71,883	-	73,925
Other operating expenses	11,121	349,163	-	360,284
Total expenses	148,917	6,797,438	-	6,946,355

Net investment income	(148,917)	11,708,388	-	11,559,471

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	-	(4,917,575)	-	(4,917,575)
Investments in affiliated issuers	-	(4,127,560)	-	(4,127,560)
Net realized loss	-	(9,045,135)	-	(9,045,135)

Net change in net unrealized depreciation on:
Investments and foreign currencies	36,357,669	35,065,169	(36,357,669)	35,065,169

Net realized and unrealized gain	36,357,669	26,020,034	(36,357,669)	26,020,034

Dividends paid on Series A preferred equity facility	-	(2,157,214)	-	(2,157,214)
Net change in accumulated dividends on Series A preferred
equity facility	-	786,461	-	786,461
Net change in reserve for dividends to Series Z preferred
shareholders	(1,406)	-	-	(1,406)

Net increase in net assets resulting from operations	$36,207,346	$36,357,669	$(36,357,669)	$36,207,346